CONSOLIDATED STATEMENT OF FINANCIAL POSITION € in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Non-current assets
Intangible assets	$ 2,884	$ 3,601
Property, plant and equipment	2,677	3,388
Derivative financial instruments - non-current	4	11
Deferred tax assets	204	254
Other non-current assets	68
Current assets
Inventories	964	1,284
Trade and other receivables	734	1,053
Derivative financial instruments	3	9
Cash and cash equivalents	614	530
TOTAL ASSETS		7,936
Equity attributable to owners of the parent
Issued capital	23	23
Total equity attributable to owners of the parent	(216)	(1,510)
TOTAL EQUITY	(215)	(1,509)
Non-current liabilities
Borrowings	5,815	7,761
Employee benefit obligations	716	957
Derivative financial instruments	44	107
Deferred tax liabilities	344	543
Provisions	29	38
Current liabilities
Borrowings	95	118
Derivative financial instruments	17	38
Trade and other payables	1,628	1,983
Provisions	48	83
Aggregate continuing and discontinued operations
Non-current assets
Intangible assets	2,884	3,601
Property, plant and equipment	2,677	3,388
Derivative financial instruments - non-current	4	11
Deferred tax assets	204	254
Investment in material joint ventures	375
Other non-current assets	68	24
Total non-current assets	6,212	7,278
Current assets
Inventories	964	1,284
Trade and other receivables	734	1,053
Contract asset	151	160
Derivative financial instruments	3	9
Cash and cash equivalents	614	530
Total current assets	2,466	3,036
TOTAL ASSETS	8,678	10,314
Equity attributable to owners of the parent
Issued capital	23	23
Share premium	1,292	1,292
Capital contribution	485	485
Other reserves	165	45
Retained earnings	(2,181)	(3,355)
Total equity attributable to owners of the parent	(216)	(1,510)
Non-controlling interests	1	1
TOTAL EQUITY	(215)	(1,509)
Non-current liabilities
Borrowings	5,524	7,729
Lease obligations	291	32
Employee benefit obligations	716	957
Derivative financial instruments	44	107
Deferred tax liabilities	344	543
Provisions	29	38
Total non-current liabilities	6,948	9,406
Current liabilities
Borrowings	22	114
Lease obligations	73	4
Interest payable	60	81
Derivative financial instruments	17	38
Trade and other payables	1,628	1,983
Income tax payable	97	114
Provisions	48	83
Total current liabilities	1,945	2,417
TOTAL LIABILITIES	8,893	11,823
TOTAL EQUITY and LIABILITIES	$ 8,678	$ 10,314